THE MUNDER FUNDS

Munder Series Trust	Class A	Class B	Class C	Class K	Class R	Class Y	Class I
Munder Asset Allocation Fund-Balanced	MUBAX	MUBBX	MUBCX	MUBKX	N/A	MUBYX	N/A
Munder Bond Fund	MUCAX	MUCBX	MUCCX	MUCKX	N/A	MUCYX	N/A
Munder Energy Fund	MPFAX	MPFBX	MPFTX	N/A	N/A	MPFYX	N/A
Munder Growth Opportunities Fund	MNNAX	MNNBX	MNNCX	N/A	MNNRX	MNNYX	N/A
Munder Index 500 Fund	MUXAX	MUXBX	N/A	MUXKX	MUXRX	MUXYX	N/A
Munder International Equity Fund	MUIAX	MUIEX	MUICX	MUIKX	N/A	MUIYX	N/A
Munder International Fund-Core Equity	MAICX	N/A	MICCX	MICKX	MICRX	MICYX	MICIX
Munder International Small-Cap Fund	MISAX	N/A	MCISX	MISKX	MISRX	MYSIX	MISIX
Munder Large-Cap Growth Fund	MUSAX	MUSGX	MUSCX	MUSKX	N/A	MUSYX	N/A
Munder Large-Cap Value Fund	MUGAX	MUGBX	MUGCX	MUGKX	MUGRX	MUGYX	N/A
Munder Micro-Cap Equity Fund	MMEAX	MMEBX	MMECX	MMEKX	MMERX	MMEYX	N/A
Munder Mid-Cap Core Growth Fund	MGOAX	MGROX	MGOTX	MGOKX	MMSRX	MGOYX	N/A
Munder Small-Cap Value Fund	MNVAX	MCVBX	MCVCX	MCVKX	MSCRX	MCVYX	N/A
Munder Tax-Free Short & Intermediate Bond Fund	MUTAX	MUTBX	MUTCX	MUTKX	N/A	MUTYX	N/A
Munder Technology Fund	MTFAX	MTFBX	MTFTX	N/A	N/A	MTFYX	N/A

Munder Series Trust II
Munder Healthcare Fund	MFHAX	MFHBX	MFHCX	MFHKX	MFHRX	MFHYX	N/A
Supplement Dated April 23, 2010
To Statement of Additional Information
Dated October 31, 2009, as supplemented and restated February 18, 2010
     Investors are advised that the Munder Technology Fund was merged into the Munder Growth Opportunities Fund as of the close of business on April 23, 2010. Accordingly, all references to the Munder Technology Fund are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE